Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 29,951	$ 124,491
Other payables	215,955	10,426
Total	$ 245,906	$ 134,917